Average Annual Total Returns - Institutional - Vanguard SP 500 Value Index Fund	Institutional Shares 1 Year	Institutional Shares Since Inception	Institutional Shares Inception Date	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions Since Inception	Institutional Shares Return After Taxes on Distributions Inception Date	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) Since Inception	S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes) Inception Date	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	31.83%	9.61%	Mar. 03, 2015	31.10%	8.97%	Mar. 03, 2015	19.26%	7.48%	Mar. 03, 2015	31.93%	9.68%	Mar. 03, 2015	30.90%	10.90%	Mar. 03, 2015